Professional fees leaving a balance And Shares purchase agreement (Details) (USD $)	Dec. 31, 2011	Dec. 06, 2011
professional fees leaving a balance	$ 320,833
Issued shares under the terms of its purchase agreement		525,000
settle debts related to the acquisition of Belgian Volition SA		1,110,000
sharesofcommon stock to settle outstanding notes payable		119,886
common stock to settle outstanding notes payable		$ 59,943